Description of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Description of Business [Abstract]
Accumulated losses amount	$ (4,391,924)	$ (3,001,934)
Incurred net losses	$ (1,389,990)	$ (777,694)